Trade accounts receivable (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade accounts receivable
Components of trade accounts receivable
Trade accounts and other receivables
in € THOUS
	December 31,		December 31,
	2018		2017
		thereof Credit-Impaired

Trade accounts and other receivables, gross	3.455.721	325.240	3.864.217
thereof Finance Lease Receivables	28.726	-	58.336
less allowances	(118.015)	(85.775)	(474.891)
Trade accounts and other receivables	3.337.706	239.465	3.389.326

Summary of the development of the allowance for doubtful accounts
Development of allowance for doubtful accounts
in € THOUS
	2018	2017	2016

Allowance for doubtful accounts as of January 1	474.891	482.461	427.841
Change in valuation allowances as recorded in the consolidated statements of income	19.112	549.631	430.974
Write-offs and recoveries of amounts previously written-off	(378.201)	(501.229)	(391.827)
Foreign currency translation	2.213	(55.972)	15.473
Allowance for doubtful accounts as of December 31	118.015	474.891	482.461

Summary of the ageing analysis of trade accounts receivable and the allowance for doubtful accounts
Aging analysis of trade accounts and other receivables 2018
in € THOUS
	not overdue	up to 3 months overdue	3 to 6 months overdue	6 to 12 months overdue	more than 12 months overdue	Total

Trade accounts and other receivables	1.949.665	848.092	217.024	194.769	246.171	3.455.721
less allowance for doubtful accounts	(8.043)	(4.711)	(5.209)	(5.946)	(94.106)	(118.015)
Trade accounts and other receivables, net	1.941.622	843.381	211.815	188.823	152.065	3.337.706

Aging analysis of trade accounts and other receivables 2017
in € THOUS
	not overdue	up to 3 months overdue	3 to 6 months overdue	6 to 12 months overdue	more than 12 months overdue	Total

Trade accounts receivable	2.139.444	807.030	312.129	241.372	364.242	3.864.217
less allowance for doubtful accounts	(61.219)	(123.226)	(67.484)	(58.441)	(164.521)	(474.891)
Trade accounts receivable, net	2.078.225	683.804	244.645	182.931	199.721	3.389.326